BUSINESS ACQUISITION (Details Narrative) - Winvests Group Ltd [Member] - USD ($)	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Common Stock, Shares, Outstanding	17,411,217	16,513,983
Common Stock, Shares Authorized	4,500,000,000	4,500,000,000
Legal and accounting expenses	$ 30,000
[custom:CommonSharePaid-0]	$ 2.20
Business Combination, Consideration Transferred	$ 2,035,288
Goodwill	1,024,799
Finite-Lived Intangible Assets, Gross	$ 1,010,489